Company information (Details Textual) (CNY) In Millions, unless otherwise specified					12 Months Ended			12 Months Ended
	Mar. 12, 2010 Mr Dong Xu Member	Mar. 12, 2010 Mr Qicai Du Member	Oct. 28, 2010 Service Agreement [Member]	Jun. 30, 2012 Loan Agreement [Member] Mr Dong Xu Member	Jun. 30, 2012 Animation Digital [Member] Option Agreement [Member]	Jun. 30, 2012 Animation Digital [Member] Software Development and Maintenance Agreement [Member]	Jun. 30, 2012 Animation Digital [Member] Loan Agreement [Member]	Jun. 30, 2012 Leisen Education [Member] Exclusive Technology Supporting and Consulting Service Agreement [Member]	Jun. 30, 2012 Leisen Education [Member] Content Providing Agreement [Member]	Jun. 30, 2010 Shenzhen Wentai Investment Co., Ltd [Member]	Jun. 30, 2010 Shenzhen Wentai Investment Co., Ltd [Member] Equity Pledge Agreement [Member]	Jun. 30, 2010 Shenzhen Wentai Education Industry Development Co., Ltd [Member] Service Agreement [Member]
Excercise Price Of Stock Option					2.8
Debt Instrument, Face Amount	21.0	9.0					2.8
Percentage Of Annual Fee Payable						40.00%		40.00%	10.00%			95.00%
Percentage Of Equity Interest Pledged											67.00%
Debt Instrument Maturity Period										20 years
Annual Service Fee Percentage			17.00%
Loans Payable				2.8